Debt, Debt Outstanding (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Total debt outstanding [Abstract]
Total debt	$ 26,952	$ 11,269
Unamortized debt discount	(7,866)	(7,672)
Less current portion	(1,329)	(1,786)
Total long-term debt and embedded derivative, net	25,623	9,483
Senior Secured 2012 Convertible Notes [Member]
Total debt outstanding [Abstract]
Total debt	14,634	15,005
Embedded derivative liability-2012 Notes [Member]
Total debt outstanding [Abstract]
Total debt	101	276
Senior Secured 2013 Convertible Notes [Member]
Total debt outstanding [Abstract]
Total debt	18,576	0
Embedded derivative liability-2013 Notes [Member]
Total debt outstanding [Abstract]
Total debt	125	0
Working Capital Note [Member]
Total debt outstanding [Abstract]
Total debt	$ 1,382	$ 3,660	$ 5,000